Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000203122
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	7.83%	14.75%	10.97%
C000203123
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.49%	15.22%	10.79%
C000203117
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000203118
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000203119
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class S
C000203121
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000203122
Average Annual Return [Line Items]
Average Annual Return, Percent	14.41%	16.11%	11.63%
Without Sales Load [Member] | C000203123
Average Annual Return [Line Items]
Average Annual Return, Percent	13.49%	15.22%	10.79%
Without Sales Load [Member] | C000203117
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	15.78%	11.33%
Without Sales Load [Member] | C000203118
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%	16.44%	11.98%
Without Sales Load [Member] | C000203119
Average Annual Return [Line Items]
Average Annual Return, Percent	14.66%	16.41%	11.91%
Without Sales Load [Member] | C000203121
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%	16.41%	11.93%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%
DWS Index: Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.09%	14.53%	14.38%